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                           SHARE CLASS REDESIGNATION
                           EFFECTIVE JANUARY 1, 1999

                           Class A - Formerly Class I
                          Class C - Formerly Class II
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                          SUPPLEMENT DATED MAY 19, 1999
                              TO THE PROSPECTUS OF
                             TEMPLETON REGION FUNDS
                      (TEMPLETON GREATER EUROPEAN FUND AND
                          TEMPLETON LATIN AMERICA FUND)
                              DATED AUGUST 1, 1998

The prospectus is amended as follows:

     The Board of Trustees of Templeton Global Investment Trust has approved a change in the name and focus of the Templeton Greater European Fund series of the Trust (the "fund"), one of the Templeton Region Funds.

     Effective August 1, 1999, the fund will be called the Templeton International Fund. The fund, which currently invests at least 75% of its total assets in equity securities of Greater European (Western, Central and Eastern Europe) companies will shift its focus to include investment in companies located in any foreign developed country and to exclude investment in emerging or developing countries such as those in Eastern Europe, Latin America, the Middle East and Africa, China, India, Indonesia, Malaysia and Thailand. The fund's manager will consider for investment companies located in the following areas: Western Europe, Australia, Canada, New Zealand, Hong Kong, Japan and Singapore.

     Adjustment of the fund's portfolio has begun and will continue gradually, in an orderly fashion, consistent with market and investment considerations, including the fund's investment goal which will remain the same, i.e., to seek long-term capital appreciation. It is anticipated that the shift in portfolio emphasis will be completed by August 1, 1999 so that by that time, the fund will have at least 75% of its portfolio in equity securities of companies located in any foreign developed country.

I. As of January 1, 1999, Class I shares are designated Class A and Class II shares are designated Class C. All references in the prospectus to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.


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II.  The first sentence of the section "BRADY  BONDS"  under "What Kinds of
     Securities Do the Funds Buy?" is revised to delete the reference to the Greater European Fund.

III. Under "What Are the Risks of Investing in the Funds?":

     (a) the second sentence of the last paragraph under "Foreign Securities Risk" discussing Greater European Fund's ability to invest in emerging markets is deleted.

     (b) the following new sections are added:

     YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors an Investment Manager considers.

     The Investment Manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The Investment Manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

     If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its securities will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the fund's performance. Please see "Year 2000 Problem" under "Who Manages the Funds?" for more information.

     EURO RISK. On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which will replace the national currency for participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

     Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on fund performance. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

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IV.  The section  "Latin  America  Fund," found under "Who Manages the Funds?  -
     Portfolio Management" is replaced with the following:

     LATIN AMERICA FUND. The lead portfolio manager since March 1999 is Heidi S. Andersen. Ms. Andersen is a Vice President of Investment Counsel. She holds a BA from the University of Texas at Austin and an MBA from The Columbia Graduate School of Business. Ms. Andersen is a Chartered Financial Analyst. She joined the Templeton organization in 1995 as a research analyst with responsibility for global coverage of the consumer electrics/electronics industries, and assisting on the construction and housing industry. Ms. Andersen also has country coverage of the Czech Republic.

     Mark R. Beveridge, Howard J. Leonard and Ed Lugo have secondary portfolio management responsibilities for the fund. Mr. Beveridge is a Senior Vice President of Investment Counsel. He holds a BBA in finance from the University of Miami. He is a Chartered Financial Analyst and a Chartered Investment Counselor, and a member of the South Florida Society of Financial Analysts and the International Society of Financial Analysts. Before joining the Templeton organization in 1985 as a security analyst, Mr. Beveridge was a principal with a financial accounting software firm based in Miami, Florida. He is currently a portfolio manager and research analyst with responsibility for non-life insurance and industrial components industries. He also has country coverage of Argentina. Mr. Leonard is an Executive Vice President of Investment Counsel. He holds a BBA in finance/economics from the Temple University School of Business Administration. Mr. Leonard is a Chartered Financial Analyst and a member of the Financial Analysts of Philadelphia, the Financial Analysts Federation and the International Society of Security Analysts. Before joining the Templeton organization in 1989, Mr. Leonard was Director of investment research at First Pennsylvania Bank, where he was responsible for equity and fixed-income research activities. Mr. Leonard also worked previously at Provident National Bank as a security analyst covering a variety of industries. Mr. Leonard currently manages both institutional and mutual fund accounts of global and international mandates. He has research responsibility for the machinery and engineering industries, and also follows the following countries: Brazil and Indonesia. Mr. Lugo is a research analyst for Investment Counsel. He holds a BS in finance from Northeastern University and an MBA from Columbia University. Before joining the Templeton organization in 1996, Mr. Lugo was a research analyst with C.L. Trading. He currently has country coverage of Argentina, and assists with coverage of the industrial components industry.

V. The following is added after the "Administrative Services" section of "Who Manages the Funds?":

PAGE

     YEAR 2000 PROBLEM. The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a leap year may create difficulties for some systems.

     When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by the Investment Manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

     The Investment Manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its Investment Manager may have no control.

VI. Under "How Is the Trust Organized?", the first paragraph is replaced with the following:

     Each fund is a diversified series of the Trust, an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Delaware business trust on December 21, 1993, and is registered with the SEC. Each fund offers three classes of shares: Templeton Greater
     European Fund - Class A, Templeton Greater European Fund - Class C and Templeton Greater European Fund - Advisor Class, Templeton Latin America Fund - Class A, Templeton Latin America Fund - Class C and Templeton Latin America Fund - Advisor Class. Additional series and classes of shares may be offered in the future.

VII. In the section "Sales Charge Waivers," found under "How Do I Buy Shares? - Sales Charge Reductions and Waivers," the second waiver category is replaced with the following:

     2. Redemption proceeds from the sale of shares of any Franklin Templeton Fund. The proceeds must be reinvested in the same class of

PAGE

     shares, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

     If you paid a Contingent Deferred Sales Charge when you sold your Class A or C shares, we will credit your account with the amount of the Contingent Deferred Sales Charge paid but a new Contingent Deferred Sales Charge will apply. For Class B shares reinvested in Class A, a new Contingent Deferred Sales Charge will not apply, although your account will not be credited with the amount of any Contingent Deferred Sales Charge paid when you sold your Class B shares.

     Proceeds immediately placed in a Franklin Bank CD also may be reinvested without a front-end sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

     This waiver does not apply to shares you buy and sell under our exchange program. Shares purchased with proceeds from a money fund may be subject to a sales charge.

VIII. In the section "Exchange Restrictions," found under "May I Exchange Shares for Shares of Another Fund?", the third bulleted item is replaced with the following:

         o Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. You may, however, exchange shares from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

IX. In the "By Phone" section of the chart under "How Do I Sell Shares?",

     (a) the first bulleted item is replaced with the following:

     If the request is $100,000 or less. Institutional accounts may exceed $100,000 by completing a separate agreement. Call Institutional Services to receive a copy.

     (b) and the third bulleted item is deleted.

X. Distribution option 3 in the section "What Distributions Might I Receive From the Funds? - Distribution Options" is replaced with the following:

     3.  RECEIVE   DISTRIBUTIONS   IN  CASH  -  You  may  receive  capital  gain
     distributions, dividend distributions, or both in cash. If you have the

PAGE

     money sent to another person or to a checking or savings account, you may need a signature guarantee. If you send the money to a checking or savings account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

XI.  Under "Transaction Procedures and Special Requirements:"

     (a) the section "Joint Accounts" is replaced with the following:

     JOINT ACCOUNTS. For accounts with more than one registered owner, the fund accepts written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

     Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

     (b) the reference to $50,000 in the section "Signature Guarantees" is replaced with $100,000.

     (c) and the section "Trust Company Retirement Plan Accounts," found under "Telephone Transactions," is deleted.

XII. In the section "Services to Help You Manage Your Account:"

     (a) the second sentence in the section "Automatic Investment Plan" is replaced with the following:

     Under the plan, you can have money transferred automatically from your checking or savings account to the fund each month to buy additional shares.

     (b) the second paragraph under "Systematic Withdrawal Plan" is replaced with the following:

     If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking or savings account. If you choose to have the money sent to a checking or savings account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.

PAGE

     (c) the following new section is added after the section "Systematic Withdrawal Plan":

     ELECTRONIC FUND TRANSFERS

     You may choose to have dividend and capital gain distributions or payments under a systematic withdrawal plan sent directly to a checking or savings account. If the account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

     (d) the third bulleted item in the section "TeleFACTS(R)" is replaced with the following:

     exchange shares (within the same class) between identically registered Franklin Templeton Class A, B or C accounts; and

XIII. In the "Useful Terms and Definitions" section, the definition of "Class I, Class II and Advisor Class" is replaced with the following:

      CLASS A, CLASS C AND ADVISOR CLASS - Each fund offers three classes of shares, designated "Class A" "Class C" and "Advisor Class." The three classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Certain funds in the Franklin Templeton Funds also offer a class of shares designated "Class B."

                Please keep this supplement for future reference.